NOTE 8 – OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
NOTE 8 – OTHER CURRENT LIABILITIES

NOTE 7 – OTHER CURRENT LIABILITIES

Other current liabilities at September 30, 2022 and December 31, 2021 consisted of the following:

	September 30,	December 31,
	2022	2021
Accrued liabilities	$30,825	$61,153
Payable for acquisition of subsidiaries	75,000	—
Accrued interest	—	8,173
Salary payable - management	89,628	92,229
Salary payable	3,708	—
Employee benefits	112,309	105,221
Other current liabilities	203,753	40,273
	$515,223	$307,049

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital consists of 300,000,000 shares of common stock with a par value of $0.001 per share.

Series A Preferred Stock

On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up 10,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series A Preferred Stock will participate on an equal basis per-share with holders of our common stock in any distribution upon winding up, dissolution, or liquidation. Holders of Series A Preferred Stock are entitled to vote together with the holders of our common stock on all matters submitted to stockholders at a rate of 51% of the total vote of stockholders.

The rights of the holders of Series A Preferred Stock are defined in the relevant Certificate of Designation filed with the Nevada Secretary of State on November 3, 2020.

As of September 30, 2022 and December 31, 2021, 10,000 shares of Series A Preferred Stock were issued and outstanding.

Series B Preferred Stock

On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series B Preferred Stock will receive a liquidation preference of $81 per share in any distribution upon winding up, dissolution, or liquidation of the Company before junior security holders, as provided in the designation. Holders of Series B Preferred Stock are entitled to receive as, when, and if declared by the Board of Directors, dividends in kind at an annual rate equal to twenty four percent (24%) of $81 per share for each of the then outstanding shares of Series B Preferred Stock, calculated on the basis of a 360-day year consisting of twelve 30-day months. Holders of Series B Preferred Stock do not have voting rights but may convert into common stock after twelve months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series B Preferred Stock. Upon conversion, the shares are subject to a one-year leak-out restriction on sales into the market of no more than 5% previous month’s stock liquidity.

As of September 30, 2022 and December 31, 2021, 21,000 shares of Series B Preferred Stock were issued and outstanding.

Series C Preferred Stock

On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up 200,000 shares, par value $0.001. Under the Certificate of Designation, holders of Series C Preferred Stock will rank junior to the Series B Preferred Stock, but on par with common stock and Series A Preferred Stock in any distribution upon winding up, dissolution, or liquidation of the company, as provided in the designation. The holders of shares of Series C Preferred Stock have no dividend rights except as may be declared by the Board in its sole and absolute discretion, out of funds legally available for that purpose. Holders of Series C Preferred Stock do not have voting rights but may convert into common stock after twenty four months from the issuance date, at a conversion rate of one thousand (1,000) shares of Common Stock for every one (1) share of Series C Preferred Stock. Upon conversion, the shares are subject to a one-year restriction on sales into the market of no more than 5% previous month’s stock liquidity.

The rights of the holders of Series C Preferred Stock are defined in the relevant Certificate of Designation filed with the Nevada Secretary of State on January 7, 2021.

As of September 30, 2022 and December 31, 2021, no Series C Preferred Stock was issued or outstanding.

Common Stock

During the nine months ended September 30, 2022, the Company issued 4,353,020 shares of common stock, valued at fair market value on issuance as follows:

•	2,000,000 shares issued for cash of $1,000,000
•	180,000 shares for compensation to our directors valued at $92,129
•	1,461,653 shares for acquisition of Whisl valued at $550,000
•	550,000 shares for asset acquisition valued at $357,500
•	161,367 shares for settlement of debt valued at $80,674

As of September 30, 2022 and December 31, 2021, 151,830,378 and 147,477,358 shares of common stock were issued and outstanding, respectively.

Common Stock Purchase Option

On April 25, 2022, we entered into a Common Stock Purchase Option Agreement with Apollo Management Group, Inc. to subscribe for and purchase from the Company, 4,800,000 shares of Common Stock with an exercise price per share of $2.00; and an initial exercise date September 30, 2022. The purchase price of this option is $500,000.

NOTE 8 – OTHER CURRENT LIABILITIES

Other current liabilities at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020
Accrued liabilities	$61,153	$6,789
Accrued interest	8,173	170,960
Salary payable - management	92,229	28,300
Employee benefits	105,221	181,231
Other current liabilities	40,273	26,396
Total Other Current Liabilities	$307,049	$413,676